Accrued liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accrued liabilities

15. Accrued liabilities

a) The detail of current accrued liabilities as of December 31, 2025 and 2024 is as follows:

	2025		2024
Fuel and traffic accrued expenses	US$	92,965	US$	81,235
Maintenance and aircraft parts accrued expenses		44,257		40,131
Sales, marketing and distribution accrued expenses		29,770		19,019
Deferred revenue from “v.club” membership		27,802		20,850
Salaries and benefits		27,670		24,295
Accrued administrative expenses		26,913		30,718
Corsia accrued liability		8,486		1,029
Information and communication accrued expenses		5,207		3,598
Others		2,475		144
Maintenance deposits		1,781		1,612
Supplier services agreement		1,432		761
Benefits from suppliers		431		—
	US$	269,189	US$	223,392

b) Non-current accrued liabilities as of December 31, 2025 and 2024 is as follows:

	2025		2024
Supplier services agreement	US$	5,960	US$	7,390
Others		663		459
	US$	6,623	US$	7,849